POLEN U.S. SMALL COMPANY GROWTH FUND

A Series of FundVantage Trust

Summary Prospectus – September 1, 2020

Class/Ticker: Institutional Class (PBSIX)/Investor Class (PBSRX)

Click here to view the Fund’s Statutory Prospectus or Statement of Additional Information.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund including the Fund’s Statement of Additional Information (“SAI”) and shareholder reports online at https://www.polencapital.com/strategies/small-company-growth-fund/. You can also get this information at no cost by calling (888) 678-6024, by sending an email request to info@polencapital.com, or from any financial intermediary that offers shares of the Fund. The Fund’s prospectus, dated September 1, 2020, and SAI, dated September 1, 2020, as amended from time to time, are incorporated by reference into this Summary Prospectus.

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the Polen U.S. Small Company Growth Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Polen U.S. Small Company Growth Fund or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Polen U.S. Small Company Growth Fund’s website (https://www.polencapital.com/strategies/small-company-growth-fund), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Polen U.S. Small Company Growth Fund, call the Polen U.S. Small Company Growth Fund toll-free at (888) 678-6024 or write to the Polen U.S. Small Company Growth Fund at Polen U.S. Small Company Growth Fund, FundVantage Trust, c/o BNY Mellon Investment Servicing, P.O. Box 9829, Providence, RI 02940-8029.

Your election to receive shareholder reports in paper will apply to all Polen Funds that you hold through the financial intermediary, or directly with the Polen Funds.

Investment Objective

Polen U.S. Small Company Growth Fund (the “Fund”) seeks to achieve long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):
	Investor Class	Institutional Class
Redemption Fee[1] (as a percentage of amount redeemed within 60 days of purchase)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25%	None
Other Expenses	1.16%	1.16%
Total Annual Fund Operating Expenses[2]	2.41%	2.16%
Fee Waiver and/or Expense Reimbursement[2]	(0.91)%	(0.91)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.50%	1.25%

1     Effective September 1, 2020, the Fund’s redemption fee was eliminated. Shares purchased on or after September 1, 2020 will not be subject to a redemption fee. If you purchased shares of the Fund prior to September 1, 2020 and redeem Fund shares within 60 days of their acquisition, you may be charged a redemption fee. Fund shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last.

2     Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2021 unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$153	$664	$1,203	$2,677
Institutional Class	$127	$588	$1,076	$2,421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund typically invests in a focused portfolio of common stocks of small companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers that are small companies. This 80% policy to invest in small companies may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Adviser considers small companies for this purpose to be those companies that, at the time of purchase, are generally within the range of the market capitalizations of companies in the Russell 2000® Index and the S&P SmallCap 600® Index on a rolling three-year basis. This policy does not require the Fund to sell the security of a small company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2000® Index and the S&P SmallCap 600® Index on a rolling three-year basis; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small company portfolio. As of April 30, 2020, the weighted average market capitalization of the Fund’s holdings was approximately $4.5 billion.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect of an underlying competitive advantage. Those characteristics associated with the Fund’s growth style of investing include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Adviser believes that consistent earnings growth is the primary driver of long-term stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high-quality small capitalization growth companies that, in the Adviser’s opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

•  Growth Style Risk: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.

•  Non-Diversification Risk: Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

• Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

• Small-Cap Risk: The risk that securities of small-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past two calendar years and show how the Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the Russell 2000® Growth Index a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance for Investor Class shares is not shown because Investor Class shares do not have a full calendar year of performance. Updated performance information is available on the Fund’s website at https://www.polencapital.com/strategies/small-company-growth-fund or by calling the Fund toll-free at (888) 678-6024.

Calendar Year-to-Date Total Return as of June 30, 2020: 12.46%

During the periods shown in the chart:

Best Quarter	Worst Quarter
14.34%	(15.60)%
(March 31, 2019)	(December 31, 2018)
Polen U.S. Small Company Growth Fund Institutional Class Shares Average Annual Total Returns as of December 31, 2019	1 Year	Since Inception (November 1, 2017)
Return Before Taxes	21.22%	10.27%
Return After Taxes on Distributions	21.02%	10.17%
Return After Taxes on Distributions and Sale of Shares	12.60%	7.90%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)[1]	28.50%	13.48%

1     The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the US equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.

Management of the Fund

Investment Adviser

Polen Capital Management, LLC serves as the Fund’s investment adviser.

Portfolio Managers

Tucker Walsh, Head of Team, Portfolio Manager and Analyst has served as portfolio manager for the Fund since its inception in 2017. He has been a member of Polen Capital’s Small Company Growth Team since joining the firm in 2017.

Rayna Lesser Hannaway, Portfolio Manager and Analyst, has served as co-portfolio manager for the Fund since 2018. She has been a member of Polen Capital’s Small Company Growth Team since joining the firm in 2017.

Purchase and Sale of Fund Shares

Minimum Investment Requirements
Account Type	Minimum	Investor Class	Institutional Class
Regular Accounts	Initial Investment	$3,000	$100,000
	Additional Investments	$100	$0
Individual Retirement Accounts	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0
Automatic Investment Plan	Initial Investment	$2,000	$100,000
	Additional Investments	$100	$0

You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or Redemption by Mail:

Regular Mail: Polen U.S. Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Overnight Mail: Polen U.S. Small Company Growth Fund FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (888) 678-6024

Purchase by Wire:

Please contact Fund shareholder services (“Shareholder Services”) toll-free at (888) 678-6024 for current wire instructions.

Redemption by Telephone:

Call Shareholder Services toll-free at (888) 678-6024.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax-deferred account in which the shares are held may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and/or for related services to shareholders. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Click here to view the Fund’s Statutory Prospectus or Statement of Additional Information.

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